Related Party Transactions (Details) - USD ($)	12 Months Ended
	May 31, 2025	Aug. 31, 2025	May 31, 2024
Related Party Transactions
Outstanding balance	$ 43,571,000	$ 43,571,000	$ 43,571,000
Chief Executive Officer
Related Party Transactions
Related party transactions, amount	11,400
Outstanding balance	$ 300,000		$ 300,000